Taxes on Income - Schedule of Taxes on Income Included in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes on Income Included in Profit or Loss [Abstract]
Current taxes	$ 37,954	$ 40,121	$ 13,333
Deferred taxes (income) expense	(81)	122	(860)
Tax provision (benefit) in respect of previous years	(168)	12,995
Total	$ 37,705	$ 53,238	$ 12,473